UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-2857

Name of Fund:  High Income Portfolio of
               Merrill Lynch Bond Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, High Income Portfolio of Merrill Lynch Bond Fund,
     Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
     Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


High Income Portfolio of Merrill Lynch Bond Fund, Inc.

Schedule of Investments as of December 31, 2004                                                            (in U.S. dollars)

                                     Face
Industry*                          Amount    Corporate Bonds                                                          Value
Aerospace & Defense - 0.1%   US$1,700,000    Standard Aero Holdings, Inc., 8.25% due 9/01/2014 (f)          $     1,836,000

Airlines - 1.6%                18,300,000    American Airlines, Inc. Series 2001-2, 7.80% due 4/01/2008          16,750,257
                                1,876,682    Continental Airlines, Inc. Series 1998-1-C, 6.541% due
                                             9/15/2009 ++                                                         1,730,016
                               11,925,000    Delta Air Lines, Inc., 7.90% due 12/15/2009                          7,453,125
                                3,200,000    Evergreen International Aviation, Inc., 12% due 5/15/2010            2,424,000
                                2,582,229    US Airways Group, Inc., 4.28% due 1/01/2010                            593,913
                                             US Airways, Inc.:
                                1,092,000        Series 1988-F, 10.70% due 1/01/2003 (c)                            251,160
                                1,092,000        Series 1988-G, 10.70% due 1/01/2003 (c)                            251,160
                                1,092,000        Series 1988-H, 10.70% due 1/01/2003 (c)                            251,160
                                1,092,000        Series 1988-I, 10.70% due 1/01/2003 (c)                            251,160
                                1,432,000        Series A, 10.70% due 1/15/2007                                     329,360
                                1,815,000        Series C, 10.70% due 1/15/2007                                     417,450
                                1,107,000        Series E, 10.70% due 1/15/2007                                     254,610
                                                                                                            ---------------
                                                                                                                 30,957,371

Automotive - 2.2%               6,550,000    Advanced Accessory Holdings Corp., 13.25% due 12/15/2011 (e)         2,652,750
                                2,700,000    Affinia Group, Inc., 9% due 11/30/2014 (f)                           2,814,750
                                8,000,000    Asbury Automotive Group, Inc., 8% due 3/15/2014                      7,920,000
                                5,400,000    Cooper Standard Auto, 8.375% due 12/15/2014 (f)                      5,386,500
                                  250,000    Delco Remy International, Inc., 9.375% due 4/15/2012                   256,250
                               20,683,000    Metaldyne Corp., 11% due 6/15/2012                                  17,166,890
                                5,500,000    Tenneco Automotive, Inc., 8.625% due 11/15/2014 (f)                  5,720,000
                                           + Venture Holdings Co. LLC:
                               20,000,000        11% due 6/01/2007                                                  400,000
                                8,000,000        12% due 6/01/2009                                                        1
                                                                                                            ---------------
                                                                                                                 42,317,141

Broadcasting - 3.1%             3,100,000    CanWest Media, Inc., 8% due 9/15/2012 (f)                            3,324,750
                                8,000,000  + Globo Comunicacoes e Participacoes SA, 10.50% due
                                             12/20/2006 (f)                                                       7,600,000
                               21,600,000    Granite Broadcasting Corp., 9.75% due 12/01/2010                    20,628,000
                               20,761,000    Paxson Communications Corp., 12.25% due 1/15/2009 (e)               19,411,535
                                7,075,000    Young Broadcasting, Inc., 8.75% due 1/15/2014                        7,128,063
                                                                                                            ---------------
                                                                                                                 58,092,348

Cable - International - 0.7%   13,000,000  + Cable Satisfaction International, 12.75% due 3/01/2010
                                             (Convertible)                                                        1,950,000
                                9,550,000    Kabel Deutschland GmbH, 10.625% due 7/01/2014 (f)                   10,982,500
                                                                                                            ---------------
                                                                                                                 12,932,500

Cable - U.S. - 4.5%            23,500,000  + Adelphia Communications Corp., 6% due 2/15/2006 (Convertible)        5,052,500
                                             CSC Holdings, Inc. Series B:
                                1,500,000        8.125% due 8/15/2009                                             1,640,625
                                4,700,000        7.625% due 4/01/2011                                             5,064,250
                                             Charter Communications Holdings LLC:
                                2,168,000        8.625% due 4/01/2009                                             1,880,740
                                1,025,000        10% due 4/01/2009                                                  922,500
                               16,650,000        9.625% due 11/15/2009                                           14,610,375
                                3,000,000    Charter Communications Holdings II LLC, 10.25% due 9/15/2010         3,180,000
                                9,000,000    Charter Communications, Inc., 5.875% due 11/16/2009
                                             (Convertible) (f)                                                   10,136,250
                               10,330,000  + Loral Cyberstar, Inc., 10% due 7/15/2006                             7,850,800
                                             New Skies Satellites NV (f):
                                2,950,000        7.438% due 11/01/2011 (a)                                        3,038,500
                                2,275,000        9.125% due 11/01/2012                                            2,320,500
                               14,250,000    PanAmSat Corp., 9% due 8/15/2014 (f)                                15,906,563
                               11,125,000    Rainbow National Services LLC, 10.375% due 9/01/2014 (f)            12,543,438
                                                                                                            ---------------
                                                                                                                 84,147,041

Chemicals - 5.7%                6,300,000    BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014 (f)         7,103,250
                                9,575,000    Crompton Corp., 9.875% due 8/01/2012 (f)                            10,963,375
                                3,050,000    HMP Equity Holdings Corp., 15.686% due 5/15/2008 (e)                 2,016,812
                                             Huntsman International LLC:
                                4,200,000        9.875% due 3/01/2009                                             4,609,500
                                1,844,000        10.125% due 7/01/2009                                            1,940,810
                                  950,000    Innophos, Inc., 8.875% due 8/15/2014 (f)                             1,026,000
                               16,000,000    MacDermid, Inc., 9.125% due 7/15/2011                               17,760,000
                               18,750,000    Millennium America, Inc., 9.25% due 6/15/2008                       21,328,125
                                5,550,000    Omnova Solutions, Inc., 11.25% due 6/01/2010                         6,243,750
                                             PolyOne Corp.:
                               12,200,000        10.625% due 5/15/2010                                           13,725,000
                                7,500,000        8.875% due 5/01/2012                                             8,156,250
                                             Rockwood Specialties Group, Inc.:
                                8,300,000        10.625% due 5/15/2011                                            9,545,000
                          EUR   1,000,000        7.625% due 11/15/2014 (f)                                        1,398,328
                          US$   4,063,000    Terra Capital, Inc., 11.50% due 6/01/2010                            4,631,820
                                                                                                            ---------------
                                                                                                                110,448,020

Consumer - Durables - 0.5%     14,925,000    Simmons Bedding Co., 5.931% due 12/15/2014 (e)(f)                    9,253,500

Consumer - Non-                            + Polysindo International Finance Co. BV:
Durables - 0.9%                 7,500,000        9.375% due 2/12/1999 (c)                                           600,000
                               41,725,000        11.375% due 6/15/2006                                            3,755,250
                               18,850,000        9.375% due 7/30/2007                                             1,696,500
                                7,075,000    Remington Arms Co., Inc., 10.50% due 2/01/2011                       6,827,375
                                4,600,000    United Industries Corp. Series D, 9.875% due 4/01/2009               4,812,750
                                                                                                            ---------------
                                                                                                                 17,691,875

Diversified Media - 2.8%        4,700,000    Dex Media, Inc., 8% due 11/15/2013                                   5,087,750
                                4,150,000    Dex Media West LLC Series B, 9.875% due 8/15/2013                    4,782,875
                               17,900,000    Liberty Media Corp., 0.75% due 3/30/2023 (Convertible)              21,547,125
                                4,748,000    PEI Holdings, Inc., 11% due 3/15/2010                                5,531,420
                                             Universal City Florida Holding Co. I/II (f):
                                3,100,000        7.20% due 5/01/2010 (a)                                          3,224,000
                                  800,000        8.375% due 5/01/2010                                               830,000
                                             WDAC Subsidiary Corp.:
                                2,150,000        8.375% due 12/01/2014 (f)                                        2,120,438
                          EUR   6,850,000        8.50% due 12/01/2014                                             9,287,583
                                                                                                            ---------------
                                                                                                                 52,411,191

Energy - Exploration      US$   1,200,000    El Paso Production Holding Co., 7.75% due 6/01/2013                  1,257,000
& Production - 0.1%

Energy - Other - 7.6%           5,150,000    Aventine Renewable Energy Holdings, Inc., 8.501% due
                                             12/15/2011 (a)(f)                                                    5,201,500
                               17,950,000    Energy Corp. of America Series A, 9.50% due 5/15/2007               17,142,250
                                5,195,000    Halliburton Co., 3.125% due 7/15/2023 (Convertible)                  6,389,850
                                5,625,000    Inergy LP, 6.875% due 12/15/2014 (f)                                 5,653,125
                               18,700,000    Ocean Rig Norway AS, 10.25% due 6/01/2008                           19,261,000
                               36,000,000  + Orion Refining Corp., 13% due 12/15/2003                            28,800,000
                                2,861,000    Parker Drilling Co. Series B, 10.125% due 11/15/2009                 3,004,050
                                             Petrobras International Finance Co.:
                               18,000,000        7.75% due 9/15/2014                                             18,922,500
                                5,000,000        8.375% due 12/10/2018                                            5,262,500
                               19,525,000    Star Gas Partners LP, 10.25% due 2/15/2013                          21,379,875
                               19,692,000  + Trico Marine Services, Inc., 8.875% due 5/15/2012                   12,849,030
                                                                                                            ---------------
                                                                                                                143,865,680

Financial - 2.4%               13,225,000    Crum & Forster Holdings Corp., 10.375% due 6/15/2013                14,745,875
                               18,075,000    Fairfax Financial Holdings Ltd., 7.75% due 4/26/2012                18,436,500
                               10,525,000    Refco Finance Holdings LLC, 9% due 8/01/2012 (f)                    11,524,875
                                                                                                            ---------------
                                                                                                                 44,707,250

Food & Drug - 0.9%             19,226,000    Duane Reade, Inc., 9.75% due 8/01/2011 (f)                          17,495,660

Food/Tobacco - 5.5%             8,075,000    American Seafoods Group LLC, 10.125% due 4/15/2010                   8,680,625
                                             Commonwealth Brands, Inc. (f):
                               11,750,000        9.75% due 4/15/2008                                             12,337,500
                               14,000,000        10.625% due 9/01/2008                                           14,700,000
                                8,050,000    Cosan SA Industria e Comercio, 9% due 11/01/2009 (f)                 8,412,250
                               20,000,000  + DGS International Finance Co., 10% due 6/01/2007 (f)                   200,000
                                9,275,000    Doane Pet Care Co., 10.75% due 3/01/2010                             9,924,250
                                             Dole Food Co., Inc.:
                                6,550,000        7.25% due 6/15/2010 (f)                                          6,730,125
                                9,925,000        8.875% due 3/15/2011                                            10,793,437
                               12,000,000    Landry's Restaurants, Inc., 7.50% due 12/15/2014 (f)                11,910,000
                               13,100,000    Mrs. Fields Famous Brands LLC, 11.50% due 3/15/2011                 13,034,500
                               15,850,000    Tabletop Holdings Inc., 12.301% due 5/15/2014 (e)(f)                 6,736,250
                                                                                                            ---------------
                                                                                                                103,458,937

Gaming - 1.9%                   2,775,000    Choctaw Resort Development Enterprise, 7.25% due 11/15/2019 (f)      2,802,750
                               15,475,000    Majestic Star Casino LLC, 9.50% due 10/15/2010                      16,403,500
                               12,000,000    Mandalay Resort Group Series B, 10.25% due 8/01/2007                13,560,000
                                2,250,000    Venetian Casino Resort LLC, 11% due 6/15/2010                        2,567,813
                                                                                                             --------------
                                                                                                                 35,334,063

Government - Foreign - 1.9%                  Brazilian Government International Bond:
                               12,255,430        8% due 4/15/2014                                                12,538,530
                               15,000,000        10.50% due 7/14/2014                                            17,775,000
                                5,000,000    Venezuela Government International Bond, 9.375% due 1/13/2034        5,290,000
                                                                                                            ---------------
                                                                                                                 35,603,530

Health Care - 3.3%              6,050,000    Alpharma, Inc., 8.625% due 5/01/2011 (f)                             6,322,250
                               13,019,000    Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008       14,125,615
                                7,150,000    HealthSouth Corporation, Term A, due 1/16/2011                       7,856,063
                                7,450,000    Team Health, Inc., 9% due 4/01/2012                                  7,282,375
                                4,875,000    Tenet Healthcare Corp., 9.875% due 7/01/2014 (f)                     5,313,750
                               10,275,000    US Oncology, Inc., 10.75% due 8/15/2014 (f)                         11,893,313
                                4,250,000    Vanguard Health Holding Co. II LLC, 9% due 10/01/2014 (f)            4,547,500
                                4,000,000    Ventas Realty LP, 9% due 5/01/2012                                   4,665,000
                                                                                                            ---------------
                                                                                                                 62,005,866

Housing - 1.8%                               Building Materials Corp. of America:
                                1,300,000        7.75% due 7/15/2005                                              1,322,750
                                3,000,000        8% due 12/01/2008                                                3,090,000
                                5,150,000        7.75% due 8/01/2014 (f)                                          5,195,062
                                7,025,000    Goodman Global Holding Co., Inc., 7.875% due 12/15/2012 (f)          6,954,750
                          EUR   6,925,000    Grohe Holding GmbH, 8.625% due 10/01/2014                           10,071,700
                          US$   6,575,000    THL Buildco, Inc., 8.50% due 9/01/2014 (f)                           6,870,875
                                                                                                            ---------------
                                                                                                                 33,505,137

Hybrid - 0.3%                   5,000,000    TRAC-X EM Ltd., 6.50% due 12/20/2008 (f)                             5,205,000

Information                    15,000,000    Advanced Micro Devices, Inc., 7.75% due 11/01/2012 (f)              15,618,750
Technology - 3.5%                            Amkor Technology, Inc.:
                                9,000,000        10.50% due 5/01/2009                                             9,000,000
                               11,475,000        7.125% due 3/15/2011                                            10,786,500
                               15,000,000    Cypress Semiconductor Corp., 1.25% due 6/15/2008 (Convertible)      15,843,750
                                             MagnaChip SemiConductor SA (f):
                                2,250,000        6.875% due 12/15/2011                                            2,317,500
                                1,625,000        8% due 12/15/2014                                                1,694,063
                                8,830,000    Quantum Corp., 4.375% due 8/01/2010 (Convertible)                    8,675,475
                                2,150,000    Viasystems, Inc., 10.50% due 1/15/2011                               2,107,000
                                                                                                            ---------------
                                                                                                                 66,043,038

Leisure - 1.3%                  6,500,000    Grupo Posadas SA de CV, 8.75% due 10/04/2011 (f)                     6,938,750
                                5,085,000    Host Marriott Corp. Series B, 7.875% due 8/01/2008                   5,224,837
                                8,650,000    Intrawest Corp., 7.50% due 10/15/2013                                9,201,437
                                2,575,000    Meristar Hospitality Corp., 9% due 1/15/2008                         2,713,406
                                                                                                            ---------------
                                                                                                                 24,078,430

Manufacturing - 5.6%           10,150,000    Altra Industrial Motion, Inc., 9% due 12/01/2011 (f)                10,302,250
                                             Case New Holland, Inc. (f):
                               12,000,000        6% due 6/01/2009                                                11,700,000
                                3,750,000        9.25% due 8/01/2011                                              4,171,875
                                6,150,000    Columbus McKinnon Corp., 10% due 8/01/2010                           6,918,750
                               12,875,000    Eagle-Picher Industries, Inc., 9.75% due 9/01/2013                  12,875,000
                                4,200,000    FastenTech, Inc., 11.50% due 5/01/2011 (f)                           4,830,000
                               12,675,000    Invensys Plc, 9.875% due 3/15/2011 (f)                              13,625,625
                                7,000,000    Mueller Group, Inc., 10% due 5/01/2012                               7,630,000
                                  825,000    NSP Holdings LLC, 11.75% due 1/01/2012 (f)(h)                          833,250
                               11,775,000    Propex Fabrics, Inc., 10% due 12/01/2012 (f)                        12,216,563
                                3,550,000    Sensus Metering Systems, Inc., 8.625% due 12/15/2013                 3,638,750
                               16,200,000    Superior Essex Communications LLC, 9% due 4/15/2012                 16,686,000
                                                                                                            ---------------
                                                                                                                105,428,063

Metal - Other - 1.5%           11,800,000    Asia Aluminum Holdings Ltd., 8% due 12/23/2011 (f)                  11,918,000
                               15,025,000  + Kaiser Aluminum & Chemical, 12.75% due 2/01/2003 (c)                 3,174,031
                               12,500,000    Vale Overseas Ltd., 8.25% due 1/17/2034                             13,156,250
                                                                                                            ---------------
                                                                                                                 28,248,281

Packaging - 3.4%                             Crown European Holdings SA:
                                7,200,000        9.50% due 3/01/2011                                              8,208,000
                                7,975,000        10.875% due 3/01/2013                                            9,430,437
                                             Graham Packaging Co., Inc. (f):
                                1,800,000        8.50% due 10/15/2012                                             1,890,000
                                1,800,000        9.875% due 10/15/2014                                            1,921,500
                                  625,000    Owens-Illinois, Inc., 7.35% due 5/15/2008                              656,250
                                             Pliant Corp.:
                                2,900,000        11.125% due 9/01/2009                                            3,161,000
                               12,740,000        13% due 6/01/2010                                               12,376,550
                               17,775,000    Portola Packaging, Inc., 8.25% due 2/01/2012                        14,042,250
                                5,700,000    Tekni-Plex, Inc., 12.75% due 6/15/2010                               5,415,000
                                             US Can Corp.:
                                2,475,000        10.875% due 7/15/2010                                            2,623,500
                                  750,000        12.375% due 10/01/2010                                             720,000
                                4,000,000    Wise Metals Group LLC, 10.25% due 5/15/2012                          4,040,000
                                                                                                            ---------------
                                                                                                                 64,484,487

Paper - 4.2%                   21,000,000  + APP Finance II Mauritius Ltd., 12% (Convertible) (d)                   210,000
                                4,925,000    Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012 (f)                  5,011,188
                               11,950,000    Georgia-Pacific Corp., 9.375% due 2/01/2013                         13,921,750
                                2,331,000    Graphic Packaging International Corp., 9.50% due 8/15/2013           2,651,512
                                4,500,000  + Indah Kiat International Finance Series C, 12.50% due 6/15/2006      2,925,000
                               14,975,000    JSG Funding Plc, 9.625% due 10/01/2012                              16,697,125
                               16,750,000    SINO-FOREST Corp., 9.125% due 8/17/2011 (f)                         18,299,375
                               18,500,000  + Tjiwi Kimia Finance Mauritius Ltd., 10% due 8/01/2004 (c)            7,585,000
                               11,398,000    Western Forest Products, Inc., 15% due 7/28/2009 (h)                12,851,245
                                                                                                            ---------------
                                                                                                                 80,152,195

Retail - 0.9%                   5,500,000    Jean Coutu Group, Inc., 8.50% due 8/01/2014 (f)                      5,637,500
                               12,000,000    Southern States Cooperative, Inc., 10.50% due 11/01/2010 (f)        12,300,000
                                                                                                            ---------------
                                                                                                                 17,937,500

Services - 3.8%                12,325,000    Allied Waste North America Series B, 7.375% due 4/15/2014           11,801,187
                                6,400,000    Buhrmann US, Inc., 8.25% due 7/01/2014                               6,472,000
                                7,525,000    The Shaw Group, Inc., 10.75% due 3/15/2010                           8,296,313
                               18,300,000    United Rentals North America, Inc., 7.75% due 11/15/2013 (f)        17,934,000
                          GBP   4,975,000    WRG Acquisitions Plc, 8.364% due 12/15/2011 (a)(f)                   9,909,693
                          US$   3,225,000    Waste Services, Inc., 9.50% due 4/15/2014 (f)                        3,208,875
                                             Williams Scotsman, Inc.:
                               12,175,000        9.875% due 6/01/2007                                            12,175,000
                                2,425,000        10% due 8/15/2008                                                2,691,750
                                                                                                            ---------------
                                                                                                                 72,488,818

Steel - 1.5%                    1,000,000    CSN Islands IX Corp., 10% due 1/15/2015                              1,070,000
                                             CSN Islands VIII Corp.:
                                1,965,000        9.75% due 12/16/2013                                             2,112,375
                                9,000,000        9.75% due 12/16/2013 (f)                                         9,630,000
                               14,200,000        10% due 1/15/2015 (f)                                           15,247,250
                                                                                                            ---------------
                                                                                                                 28,059,625

Telecommunications - 5.6%                    ADC Telecommunications, Inc. (Convertible):
                                6,400,000        1% due 6/15/2008                                                 6,400,000
                                5,500,000        3.065% due 6/15/2013 (a)                                         5,706,250
                                             Alaska Communications Systems Holdings, Inc.:
                                3,500,000        9.375% due 5/15/2009                                             3,613,750
                                5,625,000        9.875% due 8/15/2011                                             6,046,875
                               12,900,000    Cincinnati Bell, Inc., 8.375% due 1/15/2014                         13,061,250
                                7,000,000    Empresa Brasileira de Telecom SA Series B, 11% due 12/15/2008        7,980,000
                                3,500,000    Fairpoint Communications, Inc. Series B, 9.50% due 5/01/2008         3,552,500
                               14,900,000    LCI International, Inc., 7.25% due 6/15/2007                        14,490,250
                                1,075,000    Qwest Capital Funding, Inc., 7.25% due 2/15/2011                     1,053,500
                                             Qwest Communications International (f):
                                7,500,000        7.50% due 2/15/2011                                              7,687,500
                                2,650,000        7.50% due 2/15/2014                                              2,676,500
                               15,000,000    Tele Norte Leste Participacoes SA Series B, 8% due 12/18/2013       15,450,000
                                7,150,000    Terremark Worldwide, Inc., 9.50% due 6/15/2009 (Convertible) (f)     6,631,625
                               10,590,000    Time Warner Telecom, Inc., 10.125% due 2/01/2011                    10,404,675
                                                                                                            ---------------
                                                                                                                104,754,675

Transportation - 2.3%           7,225,000    General Maritime Corp., 10% due 3/15/2013                            8,308,750
                                9,125,000    Laidlaw International, Inc., 10.75% due 6/15/2011                   10,653,438
                                8,000,000    TFM, SA de CV, 11.75% due 6/15/2009                                  8,150,000
                               14,500,000    Teekay Shipping Corp., 8.875% due 7/15/2011                         16,820,000
                                                                                                            ---------------
                                                                                                                 43,932,188

Utility - 5.1%                  2,975,000    The AES Corp., 7.75% due 3/01/2014                                   3,227,875
                                             Calpine Corp.:
                                4,000,000        8.75% due 7/15/2007                                              3,500,000
                               13,150,000        9.875% due 12/01/2011 (f)                                       11,506,250
                               10,700,000        8.75% due 7/15/2013 (f)                                          8,827,500
                                5,600,000    Calpine Generating Co. LLC, 11.169% due 4/01/2011 (a)                5,474,000
                               13,200,000    Centerpoint Energy, Inc., 3.75% due 5/15/2023 (Convertible)         15,097,500
                                             El Paso Corp.:
                                7,700,000        6.75% due 5/15/2009                                              7,815,500
                                3,600,000        7% due 5/15/2011                                                 3,640,500
                               10,500,000    Electricidad de Caracas Finance BV, 10.25% due 10/15/2014 (f)       10,998,750
                                6,850,000    Reliant Energy, Inc., 6.75% due 12/15/2014                           6,807,188
                               12,089,979    Sunflower Electric Power Corp., 8% due 12/31/2016 ++                10,578,731
                                8,450,000    Texas Genco LLC, 6.875% due 12/15/2014 (f)                           8,735,188
                                                                                                            ---------------
                                                                                                                 96,208,982

Wireless Communications -       6,325,000    Centennial Cellular Operating Co., 10.125% due 6/15/2013             7,099,812
2.5%                            6,225,000    Centennial Communications Corp., 8.125% due 2/01/2014                6,396,187
                               17,150,000    Dobson Cellular Systems, 9.875% due 11/01/2012 (f)                  16,892,750
                                2,675,000    Horizon PCS, Inc., 11.375% due 7/15/2012 (f)                         2,996,000
                                8,375,000    Millicom International Cellular SA, 10% due 12/01/2013 (f)           8,762,344
                                4,850,000    SBA Communications Corp., 8.50% due 12/01/2012 (f)                   4,947,000
                                                                                                            ---------------
                                                                                                                 47,094,093

                                             Total Investments in Corporate Bonds
                                             (Cost - $1,768,900,377) - 89.0%                                  1,681,435,485



                                   Shares
                                     Held    Common Stocks
Cable - International - 0.6%      611,866    Telewest Global, Inc. (j)                                           10,756,604

Manufacturing - 0.0%               47,706    Thermadyne Holdings Corp. (j)                                          627,334

Metal - Other - 0.0%           25,000,000    Murrin Murrin Holding Ltd. (j)                                             250

Paper - 0.5%                    1,610,897    Western Forest Products, Inc. (j)                                    8,940,838

Steel - 0.0%                          832    Wheeling-Pittsburgh Corp. (j)                                           32,065

Telecommunications - 0.0%               2    PTV, Inc. (j)                                                            1,001

                                             Total Investments in Common Stocks
                                             (Cost - $59,189,135) - 1.1%                                         20,358,092


                                             Preferred Stocks
Automotive - 0.6%                 440,000    General Motors Corp. Series C (Convertible)                         11,730,400

Broadcasting - 0.3%               105,389    Emmis Communications Corp. Class A (Convertible) (j)                 4,853,163

Telecommunications - 0.0%             130    PTV, Inc. Series A (j)                                                     520

                                             Total Investments in Preferred Stocks
                                             (Cost - $15,408,773) - 0.9%                                         16,584,083


                                             Warrants (b)
Cable - International - 0.0%      117,980    NTL Inc.                                                               471,920

Cable - U.S. - 0.0%                15,000    Loral Orion Network                                                        150
                                  143,265    Loral Space & Communications Ltd.                                        1,146
                                                                                                            ---------------
                                                                                                                      1,296

Health Care - 0.0%                201,408    HealthSouth Corp.                                                      453,168

Wireless Communications - 0.1%      3,600    American Tower Escrow Corp.                                            828,000

                                             Total Investments in Warrants (Cost - $834,901) - 0.1%               1,754,384


<CAPITON>

                               Beneficial
                                 Interest    Other Interests (g)
                         US$   25,044,090    US Airways Group, Inc. - Certificate of Beneficial Interest          7,012,345
                               43,000,000  + Wheeling-Pittsburgh Corp. Litigation Trust Certificates                    430

                                             Total Investments in Other Interests (Cost - $6,861,136) - 0.4%      7,012,775


                                             Short-Term Securities
                              148,195,583    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (i)        148,195,583

                                             Total Investments in Short-Term Securities
                                             (Cost - $148,195,583) - 7.8%                                       148,195,583

                                             Total Investments (Cost - $1,999,389,905**) - 99.3%              1,875,340,402
                                             Other Assets Less Liabilities - 0.7%                                13,635,704
                                                                                                            ---------------
                                             Net Assets - 100.0%                                            $ 1,888,976,106
                                                                                                            ===============

*   For Portfolio compliance purposes, "Industry" means any one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This defintion may not apply for purposes of this report,which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $   2,002,811,946
                                                  =================
    Gross unrealized appreciation                 $     109,014,439
    Gross unrealized depreciation                     (236,485,983)
                                                  -----------------
    Net unrealized depreciation                   $   (127,471,544)
                                                  =================

+ Non-income producing security; issuer filed for bankruptcy and/or is in default of interest payments.

++  Subject to principal paydowns.

(a) Floating rate note.

(b) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.

(d) The security is a perpetual bond and has no definite maturity date.

(e) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Portfolio.

(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.

(h) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(i) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                Net              Interest
    Affiliate                                 Activity            Income

    Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I             $  (52,961,685)       $  762,030


(j) Non-income producing security.

    Financial futures contracts sold as of December 31, 2004 were as follows:


    Number of                   Expiration         Face        Unrealized
    Contracts      Issue           Date           Value       Depreciation

      455       10-Year U.S.
               Treasury Bond    March 2005     $50,362,149      $(569,414)



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3 - Exhibits


Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


High Income Portfolio of Merrill Lynch Bond Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       High Income Portfolio of Merrill Lynch Bond Fund, Inc.


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       High Income Portfolio of Merrill Lynch Bond Fund, Inc.


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       High Income Portfolio of Merrill Lynch Bond Fund, Inc.


Date: February 24, 2005